PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Allocation of plan assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allocation of plan assets
Total	R$ 4,170,438	R$ 4,415,345
Post-retirement pension plans
Allocation of plan assets
Total	3,310,273	3,411,297
Post-retirement pension plans | Investments linked to funds and market indexes
Allocation of plan assets
Variable income investments	5,667	5,678
Post-retirement pension plans | Market value quoted in active market
Allocation of plan assets
Real estate investments	91,845	90,325
Structured investments	1,352	1,967
Post-retirement pension plans | Market value quoted in active market | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	2,756,822	2,878,204
Post-retirement pension plans | Market value quoted in active market | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	222,907	183,744
Post-retirement pension plans | Market value quoted in active market | Repurchase operations
Allocation of plan assets
Fixed income investments and Loans to participants	136,725	171,534
Post-retirement pension plans | Market value quoted in active market | Debentures
Allocation of plan assets
Fixed income investments and Loans to participants	29,278	22,104
Post-retirement pension plans | Market value quoted in active market | Financial Letter
Allocation of plan assets
Fixed income investments and Loans to participants	883	15,099
Post-retirement pension plans | Market value quoted in active market | FIDC shares / Others
Allocation of plan assets
Fixed income investments and Loans to participants	20,919	22,815
Post-retirement pension plans | Market value quoted in active market | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants	23,379	167
Post-retirement pension plans | Market value quoted in active market | Investments in other sectors
Allocation of plan assets
Variable income investments		286
Post-retirement pension plans | Market value quoted in active market | Loans to participants
Allocation of plan assets
Fixed income investments and Loans to participants	20,496	19,374
Post-retirement health plans
Allocation of plan assets
Total	860,165	1,004,048
Post-retirement health plans | Market value quoted in active market | National Treasury Note (NTN)
Allocation of plan assets
Fixed income investments and Loans to participants	799,953	938,986
Post-retirement health plans | Market value quoted in active market | Treasury Financial Letter (LFT)
Allocation of plan assets
Fixed income investments and Loans to participants	59,352	R$ 65,062
Post-retirement health plans | Market value quoted in active market | National Treasury Notes (LTN)
Allocation of plan assets
Fixed income investments and Loans to participants	R$ 860